Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments - Other Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LIHTC
Investments	$ 186,369,000	$ 200,245,000
Investment, Proportional Amortization Method, Elected, Statement of Financial Position [Extensible Enumeration]	Other Long-Term Investments	Other Long-Term Investments
Estimated tax credits	$ 28,310,000
Estimated amortization	$ 26,615,000
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	Net Income (Loss), Including Portion Attributable to Noncontrolling Interest
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Noninterest Expense
Impairment losses	$ 0
Other liabilities
LIHTC
Unfunded commitments	$ 25,064,000	$ 34,126,000